RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
RISK MANAGEMENT
Schedule of maximum exposure to credit risk

The information below contains the maximum exposure to credit risk:

December 31, 2022

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	236,770,056	18,656,439	14,497,244	269,923,739
Commercial	126,530,862	8,062,435	8,944,556	143,537,853
Consumer	51,510,943	5,288,921	2,788,857	59,588,721
Mortgage	34,067,734	1,997,270	1,306,369	37,371,373
Small Business Loans	1,093,973	135,528	98,575	1,328,076
Financial Leases	23,566,544	3,172,285	1,358,887	28,097,716
Off-Balance Sheet Exposures	61,505,170	884,038	327,460	62,716,668
Financial Guarantees	11,399,726	202,240	22,948	11,624,914
Loan Commitments	50,105,444	681,798	304,512	51,091,754
Loss Allowance	(3,017,368)	(3,227,440)	(9,516,738)	(15,761,546)
Total	295,257,858	16,313,037	5,307,966	316,878,861

December 31, 2021

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	185,100,233	19,299,753	15,923,497	220,323,483
Commercial	97,000,580	8,335,781	9,575,482	114,911,843
Consumer	41,773,555	3,927,387	2,662,098	48,363,040
Mortgage	25,447,635	3,654,710	1,544,442	30,646,787
Small Business Loans	950,991	183,693	147,501	1,282,185
Financial Leases	19,927,472	3,198,182	1,993,974	25,119,628
Off-Balance Sheet Exposures	45,462,229	716,539	442,878	46,621,646
Financial Guarantees	8,828,685	66,317	141,462	9,036,464
Loan Commitments	36,633,544	650,222	301,416	37,585,182
Loss Allowance	(2,559,243)	(3,383,312)	(10,157,693)	(16,100,248)
Total	228,003,219	16,632,980	6,208,682	250,844,881

Other Financial Instruments

Maximum Exposure to Credit Risk - Other Financial Instruments
	Maximum Exposure		Collateral *		Net Exposure
	2022	2021	2022	2021	2022	2021
Maximum Exposure to Credit Risk
Debt instruments	27,431,181	28,833,828	(741,197)	(1,214,692)	26,689,984	27,619,136
Derivatives **	9,189,488	1,090,121	(138,416)	(87)	9,051,072	1,090,034
Equity	573,855	480,153	-	-	573,855	480,153
Total	37,194,524	30,404,102	(879,613)	(1,214,779)	36,314,911	29,189,323

See Notes on this table:

*     Collateral Held (-) and Collateral Pledged (+)

**   Exposure in Derivatives with base in MTM (only positive values), netting by counterparty is applied

*     Debt instruments Book value 100%

*     Equity Instruments:

-      Shares:100%

-      Investment funds: Book value 100%

Schedule of amount and allowance of clients included in the described watch list

December 2022:

Watch List december 31, 2022
In millions of COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	10,467,361	1.50%	157,131
Level 2 – Medium Risk	7,408,528	9.36%	693,260
Level 3 – High Risk	2,265,069	52.04%	1,178,800
Level 4 – High Risk	6,442,895	82.16%	5,293,593
Total	26,583,853	27.55%	7,322,784

December 2021:

Watch List december 31, 2021
In millions of COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	13,487,382	1.79%	241,520
Level 2 – Medium Risk	7,896,250	8.38%	661,419
Level 3 – High Risk	3,678,230	47.87%	1,760,840
Level 4 – High Risk	6,329,634	82.42%	5,217,032
Total	31,391,496	25.10%	7,880,811

Schedule of loans and financial leases by type of collateral

December 31, 2022
Amount Covered by Collateral
In Millions of COP
				Financial	Small
Nature of the Collateral	Commercial	Consumer	Mortgage	Leasing	Business	Total
Real Estate and Residential	28,426,583	2,094,966	34,941,415	13	494,198	65,957,175
Goods Given in Real Estate Leasing	-	-	193	17,031,277	-	17,031,470
Goods Given in Leasing Other Than Real Estate	-	39	-	7,975,353	-	7,975,392
Stand by Letters of Credit	604,309	-	-	-	3,375	607,684
Security Deposits	450,157	464,940	-	-	133,112	1,048,209
Guarantee Fund	4,976,395	1,168	-	77,695	132,290	5,187,548
Sovereign of the Nation	-	-	-	-	-	-
Collection Rights	6,048,311	54,112	-	-	437	6,102,860
Other Collateral (Pledges)	3,382,334	7,963,563	57,360	-	3,696	11,406,953
Without Guarantee (Uncovered Balance)	99,649,764	49,009,933	2,372,405	3,013,378	560,968	154,606,448
Total loans and financial leases	143,537,853	59,588,721	37,371,373	28,097,716	1,328,076	269,923,739

December 31, 2021
Amount Covered by Collateral
In Millions of COP
				Financial	Small
Nature of the Collateral	Commercial	Consumer	Mortgage	Leasing	Business	Total
Real Estate and Residential	25,087,070	1,700,588	28,131,226	132	408,974	55,327,990
Goods Given in Real Estate Leasing	-	-	200	15,868,852	-	15,869,052
Goods Given in Leasing Other Than Real Estate	-	54	-	6,168,941	-	6,168,995
Stand by Letters of Credit	632,108	-	-	-	-	632,108
Security Deposits	427,921	348,964	-	-	104,061	880,946
Guarantee Fund	6,190,851	5,642	-	93,877	300,679	6,591,049
Sovereign of the Nation	-	-	-	-	-	-
Collection Rights	5,389,352	38,094	-	-	613	5,428,059
Other Collateral (Pledges)	3,412,129	6,707,149	97,455	-	3,614	10,220,347
Without Guarantee (Uncovered Balance)	73,772,412	39,562,549	2,417,906	2,987,826	464,244	119,204,937
Total loans and financial leases	114,911,843	48,363,040	30,646,787	25,119,628	1,282,185	220,323,483

Schedule of financial assets that are classified in Stage 3

December 31, 2022
In Millions of COP
Classification	Amount	Allowance	Total	Fair Value of Collateral
Commercial	653,619	317,950	335,669	1,185,888
Consumer
Mortgage	350,380	82,378	268,002	406,990
Small Business Loans
Financial Leases	669,804	267,200	402,604	1,083,968
Total credit assets	1,673,803	667,528	1,006,275	2,676,846

December 31, 2021
In Millions of COP
Classification	Amount	Allowance	Total	Fair Value of Collateral
Commercial	725,212	300,688	424,524	2,290,284
Consumer
Mortgage	158,328	39,827	118,501	197,339
Small Business Loans
Financial Leases	812,927	292,016	520,911	1,291,636
Total credit assets	1,696,467	632,531	1,063,936	3,779,259

Schedule of loans concentration by category

The composition of the credit portfolio in commercial, consumer, mortgage, financial leases and small business loans categories are as follows:

Composition	December 31, 2022	December 31, 2021
In millions of COP
Commercial	143,537,853	114,911,843
Corporate	79,766,203	60,920,083
SME	15,864,828	15,010,566
Others	47,906,822	38,981,194
Consumer	59,588,721	48,363,040
Credit card	11,388,043	8,910,716
Vehicle	5,173,235	4,595,726
Payroll loans	10,838,679	9,307,057
Others	32,188,764	25,549,541
Mortgage	37,371,373	30,646,787
VIS[2]	12,318,512	9,286,304
Non- VIS	25,052,861	21,360,483
Financial Leases	28,097,716	25,119,628
Small Business Loans	1,328,076	1,282,185
Loans and advances to customers and financial institutions	269,923,739	220,323,483
Allowance for loans and advances and lease losses	(15,479,640)	(15,864,482)
Total net loan and financial leases	254,444,099	204,459,001

Schedule of credit concentration of loans and financial leases by maturity

The following table shows the ranges of maturity for the credit loans and financial leases, according for the remaining term for the completion of the contract of loans and financial leases:

December 31, 2022
		Between 1 and 5	Between 5 and 15	Greater Than 15
Maturity	Less Than 1 Year	Years	Years	Years	Total
In millions of COP
Commercial	41,624,418	63,696,431	38,127,660	89,344	143,537,853
Corporate	22,737,806	32,474,514	24,547,720	6,163	79,766,203
SME	4,715,405	9,011,823	2,110,855	26,745	15,864,828
Others	14,171,207	22,210,094	11,469,085	56,436	47,906,822
Consumer	1,276,398	36,662,101	20,790,945	859,277	59,588,721
Credit card	341,644	9,658,986	1,387,413	0	11,388,043
Vehicle	56,869	2,453,692	2,662,171	503	5,173,235
Order of payment	53,455	1,955,842	8,274,849	554,533	10,838,679
Others	824,430	22,593,581	8,466,512	304,241	32,188,764
Mortgage	65,252	1,017,950	10,018,853	26,269,318	37,371,373
VIS	16,905	246,203	1,934,490	10,120,914	12,318,512
Non-VIS	48,347	771,747	8,084,363	16,148,404	25,052,861
Financial Leases	2,215,774	8,560,553	13,798,615	3,522,774	28,097,716
Small business loans	199,488	834,176	282,515	11,897	1,328,076
Total gross loans and financial leases	45,381,330	110,771,211	83,018,588	30,752,610	269,923,739

December 31, 2021
		Between 1 and 5	Between 5 and 15	Greater Than 15
Maturity	Less Than 1 Year	Years	Years	Years	Total
In millions of COP
Commercial	34,695,533	46,230,960	32,314,993	1,670,357	114,911,843
Corporate	17,124,666	22,523,964	19,979,836	1,291,617	60,920,083
SME	3,946,269	8,296,746	2,425,844	341,707	15,010,566
Others	13,624,598	15,410,250	9,909,313	37,033	38,981,194
Consumer	1,066,641	28,018,402	15,283,421	3,994,576	48,363,040
Credit card	328,066	7,500,460	992,408	89,782	8,910,716
Vehicle	48,381	2,048,490	1,905,002	593,853	4,595,726
Order of payment	54,864	1,407,000	5,005,482	2,839,711	9,307,057
Others	635,330	17,062,452	7,380,529	471,230	25,549,541
Mortgage	70,037	1,027,396	7,950,061	21,599,293	30,646,787
VIS	18,566	231,344	1,691,105	7,345,289	9,286,304
Non-VIS	51,471	796,052	6,258,956	14,254,004	21,360,483
Financial Leases	1,727,484	7,121,356	13,160,512	3,110,276	25,119,628
Small business loans	183,156	644,545	205,482	249,002	1,282,185
Total gross loans and financial leases	37,742,851	83,042,659	68,914,469	30,623,504	220,323,483

2 VIS: Social Interest Homes, corresponds to mortgage loans granted by the financial institutions of amounts less than 135 minimum wages.

Schedule of credit concentration of loans and financial leases by past due days

The following table shows the loans and financial leases according to past due days. Loans or financial leases are considered past due if it is more than one month overdue (i.e. 31 days):

December 31, 2022
Past-due
					More Than 360
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	Days	Total
In millions of COP
Commercial	140,277,356	427,127	140,582	604,363	2,088,425	143,537,853
Consumer	56,121,232	1,578,302	521,407	1,201,421	166,359	59,588,721
Mortgage	35,520,689	578,116	144,580	524,619	603,369	37,371,373
Financial Leases	27,250,876	205,639	53,469	117,808	469,924	28,097,716
Small Business Loans	1,175,668	66,979	15,262	54,439	15,728	1,328,076
Total	260,345,821	2,856,163	875,300	2,502,650	3,343,805	269,923,739

December 31, 2021
Past-due
					More Than 360
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	Days	Total
In millions of COP
Commercial	110,548,513	378,809	170,053	691,471	3,122,997	114,911,843
Consumer	45,641,310	1,192,401	340,202	974,325	214,802	48,363,040
Mortgage	28,795,705	694,085	99,448	250,893	806,656	30,646,787
Financial Leases	24,200,502	136,901	30,788	141,589	609,848	25,119,628
Small Business Loans	1,117,423	50,744	8,999	55,434	49,585	1,282,185
Total	210,303,453	2,452,940	649,490	2,113,712	4,803,888	220,323,483

Schedule of credit concentration of loans and financial leases by economic sector

The following table contains the detail of the portfolio of loans and financial leases by main economic activity of the borrower:

December 31, 2022
Economic sector	Loans and advances
	Local	Foreign	Total
	In millions of COP
Agriculture	4,822,190	3,306,216	8,128,406
Petroleum and Mining Products	751,401	144,373	895,774
Food, Beverages and Tobacco	9,725,211	1,213,217	10,938,428
Chemical Production	5,029,722	31,773	5,061,495
Government	6,826,772	4,707	6,831,479
Construction	17,828,783	8,066,352	25,895,135
Commerce and Tourism	24,841,275	13,691,154	38,532,429
Transport and Communications	10,345,263	724,740	11,070,003
Public Services	10,121,410	1,684,858	11,806,268
Consumer Services	59,437,125	39,168,939	98,606,064
Commercial Services	24,688,401	10,195,601	34,884,002
Other Industries and Manufactured Products	9,748,529	7,525,727	17,274,256
Total	184,166,082	85,757,657	269,923,739

December 31, 2021
Economic sector	Loans and advances
	Local	Foreign	Total
	In millions of COP
Agriculture	4,651,163	2,336,176	6,987,339
Petroleum and Mining Products	645,145	57,420	702,565
Food, Beverages and Tobacco	7,870,572	295,771	8,166,343
Chemical Production	3,871,876	96,760	3,968,636
Government	6,012,867	96,458	6,109,325
Construction	16,618,406	6,988,228	23,606,634
Commerce and Tourism	20,662,350	6,971,109	27,633,459
Transport and Communications	9,233,456	255,060	9,488,516
Public Services	6,096,804	1,626,642	7,723,446
Consumer Services	50,300,516	30,284,100	80,584,616
Commercial Services	20,328,600	12,226,246	32,554,846
Other Industries and Manufactured Products	7,894,237	4,903,521	12,797,758
Total	154,185,992	66,137,491	220,323,483

Schedule of credit concentration of loans and financial leases by country

The following table shows the concentration of the loans and financial leases by country. Loans are presented based on the country in wich they were originated:

December 31, 2022
				Allowance for loans and
Country	Loans and advances	% Participation		advances and lease losses	% Participation
Colombia	178,168,073	66.01%	%	(11,505,443)	74.33%	%
Panama	50,813,521	18.83%	%	(2,223,118)	14.36%	%
El Salvador	18,971,871	7.03%	%	(729,238)	4.71%	%
Guatemala	20,866,364	7.73%	%	(950,068)	6.14%	%
Puerto Rico	1,103,910	0.41%	%	(71,773)	0.46%	%
Other Countries	-	0.00%	%	-	0.00%	%
Total	269,923,739	100.00%	%	(15,479,640)	100.00%	%

December 31, 2021
				Allowance for loans and
Country	Loans and advances	% Participation		advances and lease losses	% Participation
Colombia	150,253,740	68.20%	%	(12,089,509)	76.20%	%
Panama	39,523,944	17.94%	%	(2,213,859)	13.95%	%
El Salvador	14,179,860	6.44%	%	(676,827)	4.27%	%
Guatemala	15,453,481	7.01%	%	(823,258)	5.19%	%
Puerto Rico	903,270	0.41%	%	(60,475)	0.38%	%
Other Countries	9,188	0.00%	%	(554)	0.00%	%
Total	220,323,483	100.00%	%	(15,864,482)	100.00%	%

Schedule of information about credit quality of the borrower

The following table shows information about credit quality of the borrower:

December 31 2022
Classification	Stage 1	Stage 2	Stage 3	Total
	In millions of COP
Commercial	126,530,862	8,062,435	8,944,556	143,537,853
Consumer	51,510,943	5,288,921	2,788,857	59,588,721
Mortgage	34,067,734	1,997,270	1,306,369	37,371,373
Small Business Loans	1,093,973	135,528	98,575	1,328,076
Financial Leases	23,566,544	3,172,285	1,358,887	28,097,716
Loans and Advances	236,770,056	18,656,439	14,497,244	269,923,739

December 31 2021
Classification	Stage 1	Stage 2	Stage 3	Total
	In millions of COP
Commercial	97,000,580	8,335,781	9,575,482	114,911,843
Consumer	41,773,555	3,927,387	2,662,098	48,363,040
Mortgage	25,447,635	3,654,710	1,544,442	30,646,787
Small Business Loans	950,991	183,693	147,501	1,282,185
Financial Leases	19,927,472	3,198,182	1,993,974	25,119,628
Loans and Advances	185,100,233	19,299,753	15,923,497	220,323,483

Schedule of Stage 3 loans and advances according to their type of evaluation

The table below shows Stage 3 loans and advances according to their type of evaluation:

December 31 2022
Impairment	Individual Evaluation		Collective Evaluation
	Carrying Amount	ECL	Carrying Amount	ECL
In millions of COP
Commercial	5,990,389	3,650,680	2,954,167	2,202,638
Consumer	-	-	2,788,857	2,354,412
Mortgage	-	-	1,306,369	561,016
Financial Leases	554,698	276,392	804,189	346,434
Small Business Loan	-	-	98,575	67,447
Total	6,545,087	3,927,072	7,952,157	5,531,947

December 31 2021
Impairment	Individual Evaluation		Collective Evaluation
	Carrying Amount	ECL	Carrying Amount	ECL
In millions of COP
Commercial	6,701,278	3,730,093	2,874,204	2,419,285
Consumer	-	-	2,662,098	2,102,473
Mortgage	-	-	1,544,442	659,348
Financial Leases	1,046,248	680,702	947,726	383,262
Small Business Loan	-	-	147,501	110,967
Total	7,747,526	4,410,795	8,175,971	5,675,335

Schedule of changes in the expected credit losses sensitivity analysis

The change in the expected credit losses (ECL) at 31 of December 2022, as a result of a possible positive or negative 1% (100 basis points) change in those variables were assessed based on the assumptions used to calculate the ECL for each of the scenarios: base, optimistic and pessimistic, as following:

		Fiscal Budget Balance – Current account deficit – Inflation – Interest Rate
		In Millions of COP
		[+1%]	Unchanged	[-1%]
	[+1%]	(82,969)	(165,269)	(242,168)

GDP Growth	Unchanged	82,300	-	(76,899)

	[-1%]	276,700	194,400	117,501

Schedule of changes in the expected credit losses for each methodology

The Bank has estimated the impact on the expected credit loss (ECL) assuming the forward-looking scenarios (e.g. optimistic and pessimistic) were weighted 100% instead of applying scenario probability weights across the two scenarios. The table below shows the impact on the expected credit loss (ECL) for each methodology:

	2022		2021
As of 31 December	Optimistic	Pessimistic	Optimistic	Pessimistic
In millions of COP
Collective methodology	(306,602)	277,296	(179,919)	166,619
Collateral methodology	(150,312)	115,074	(146,251)	151,972
Individual methodology*	(825,111)	817,330	(405,438)	822,293
Total	(1,282,025)	1,209,700	(731,608)	1,140,884

*For individual methodology, the applied scenarios are the base in the optimistic scenario and the alternative in the pessimistic scenario with a weighting of 100% each.

Schedule of credit quality analysis of the Group

Credit Quality Analysis of the Group

	Debt instruments		Equity		Derivatives(1)
	2022	2021	2022	2021	2022	2021
Maximum Exposure to Credit Risk
Low Risk	21,851,178	24,183,394	235,664	256,916	9,119,402	1,047,939
Medium Risk	2,090,039	2,730,400	19,074	33,627	14,464	38,521
High Risk	3,476,980	1,920,034	13,728	12,526	55,622	3,661
Without Rating	12,984	-	305,389	177,084	-	-
Total	27,431,181	28,833,828	573,855	480,153	9,189,488	1,090,121
(1)	For derivatives transactions counterparty risk is disclosed as long as the valuation is positive. Therefore, the value described here differs from the book value.

Schedule of maximum exposure level to the credit risk

	Maximum Exposure		Collateral*		Net Exposure
	2022	2021	2022	2021	2022	2021
Maximum Exposure to Credit Risk
Debt instruments	27,431,181	28,833,828	(741,197)	(1,214,692)	26,689,984	27,619,136
Derivatives **	9,189,488	1,090,121	(138,416)	(87)	9,051,072	1,090,034
Equity	573,855	480,153	-	0	573,855	480,153
Total	37,194,524	30,404,102	(879,613)	(1,214,779)	36,314,911	29,189,323

See Notes on this table:

*      Collateral Held (-) and Collateral Pledged (+)

**    Exposure in Derivatives with base in MTM (only positive values), netting by counterparty is applied

*    Debt instruments Book value 100%

*    Equity Instruments:

Shares:100%

Investment funds: Book value 100%

Schedule of individual evaluation of impairment at the end of the period for other financial instruments

Debt instruments

	Exposure		Impairment		Final Exposure
	2022	2021	2022	2021	2022	2021
Maximum Exposure to Credit Risk
Fair Value	19,029,919	15,036,467	2,286	-	19,027,633	15,036,467
Amortized Cost	8,401,262	13,797,361	64,903	27,923	8,336,359	13,769,438
Total	27,431,181	28,833,828	67,189	27,923	27,363,992	28,805,905

Equity

	Exposure		Impairment		Final Exposure
	2022	2021	2022	2021	2022	2021
Maximum Exposure to Credit Risk
Fair Value through profit or loss	90,538	85,244	0	0	90,538	85,244
Fair Value through OCI	483,317	394,909	0	0	483,317	394,909
Total	573,855	480,153	-	-	573,855	480,153

Schedule of level of collateral held
●	Level of collateral held:

	Collateral*		Main type of collateral
	2022	2021	2022	2021
Maximum Exposure to Credit Risk
Debt Securities	(741,197)	(1,214,692)	Government bonds (TES)	Government bonds (TES)
Derivatives	(138,416)	(87)	Cash	Cash
Equity	-	-
Total	(879,613)	(1,214,779)

See Notes on this table:

*      Collateral Held (-) and Collateral Pledged (+)

Schedule of risk exposure by economic sector and risk region

	Debt instruments		Equity		Derivative
	2022	2021	2022	2021	2022	2021
Maximum Exposure to Credit Risk
Sector Concentration
Corporate	4,210,828	3,149,784	358,436	248,457	1,403,527	224,762
Financial	5,268,337	4,437,972	199,760	199,500	7,096,094	511,994
Government	17924261	21246072	-	-	-	-
Funds ETF	27,755	-	15,659	32,196	689,867	353,365
Total	27,431,181	28,833,828	573,855	480,153	9,189,488	1,090,121
Concentration by Region
North America	5,686,298	5,275,608	125	1,806	3,285,822	67,379
Latin America	20,004,790	23,457,650	502,446	443,390	2,102,995	352,541
Europe	12984	-	-	-	3117284	306683
Others (Includes Funds and ETF)	1,727,109	100,570	71,284	34,957	683,387	363,518
Total	27,431,181	28,833,828	573,855	480,153	9,189,488	1,090,121

Schedule of risk exposure by credit rating

	Other financial instruments
	2022	2021
Maximum Exposure to Credit Risk
Sovereign Risk	7,025,658	11,714,435
AAA	14,570,753	6,566,489
AA+	1,448,837	3,068,211
AA	723,019	103,626
AA-	794,748	23,858
A+	3,549,222	441,670
A	516,950	84,104
A-	1,628,479	661,994
BBB+	1,395,620	560,987
BBB	1,027,745	307,309
BBB-	1,332,161	1,955,566
Other	2,862,959	4,738,768
Not rated	318,373	177,085
Total	37,194,524	30,404,102

Summary of interest rate risk

		Modified Duration		Changes in Interest Rates (bps)
Zone	Band	Lower Limit	Upper Limit	Legal Currency	UVR	Foreign Currency
	1	0	0.08	274	274	100
Zone 1	2	0.08	0.25	268	274	100
	3	0.25	0.5	259	274	100
	4	0.5	1	233	274	100
	5	1	1.9	222	250	90
Zone 2	6	1.9	2.8	222	250	80
	7	2.8	3.6	211	220	75
	8	3.6	4.3	211	220	75
	9	4.3	5.7	172	200	70
	10	5.7	7.3	162	170	65
Zone 3	11	7.3	9.3	162	170	60
	12	9.3	10.6	162	170	60
	13	10.6	12	162	170	60
	14	12	20	162	170	60
	15	20		162	170	60

Summary of sensitivity factor by currency

Currency	Sensitivity Factor
United States Dollar	12.49%
Euro	11.00%
Other currencies	13.02%
Equity and Fund Risk	14.70%

Schedule of total change on market risk and every risk factor

The total market risk VaR is calculated as the algebraic sum of the interest rate risk, the foreign exchange rate risk, the stock price risk, fund risk and the credit default swaps risk which are calculated as the algebraic sum of the Parent Company and each of its subsidiaries’ exposure to these risks. Currently, the Bank not present exposure to credit default swaps risk.

The total market risk VaR had a 9.1% increase, from COP 817,301 in December 31, 2021 to COP 891,569 as of December 31, 2022, due mainly to the increase of the position in Fondo Inmobiliario Colombia. Although, the interest rate risk VaR  decrease due to the reduction in Colombian Government Treasury Bonds and in notional derivatives positions. The equity risk VaR and the foreign exchange rate risk VaR  decrease due to a reduction in of equities market value and to the lower exposure to the US Dollar.

The following table presents the total change in market risk and other risk factors.

December 2022
In millions of COP
Factor	December 31	Average	Maximum	Minimum
Interest Rate Risk VaR	340,107	381,094	410,605	340,107
Foreign Exchange Rate Risk VaR	78,165	118,620	201,927	78,165
Equity Risk VaR	85,345	98,401	105,263	85,345
Fund Risk VaR	387,952	294,468	387,952	225,401
Total Value at Risk	891,569	892,583	1,059,312	783,367

December 2021
In millions of COP
Factor	December 31	Average	Maximum	Minimum
Interest Rate Risk VaR	403,556	407,530	450,774	347,163
Foreign Exchange Rate Risk VaR	88,477	82,247	98,848	63,375
Equity Risk VaR	99,895	96,543	103,187	91,944
Fund Risk VaR	225,373	221,810	225,892	216,153
Total Value at Risk	817,301	808,130	862,101	743,910

Schedule of interest rate risk sensitivity in local currency

The chart below provides information about Bancolombia’s interest rate risk sensitivity in local currency (COP) at December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021
In millions of COP
Assets sensitivity 100 bps	1,060,949	859,122
Liabilities sensitivity 100 bps	545,911	419,027
Net interest income sensitivity 100 bps	515,038	440,095

The chart below provides information about Bancolombia’s interest rate risk sensitivity in foreign currency (US dollars) at December 31, 2020 and December 31, 2019:

	December 31, 2022	December 31, 2021
In millions of USD
Assets sensitivity 100 bps	84,883	77,106
Liabilities sensitivity 100 bps	71,737	55786
Net interest income sensitivity 100 bps	13,146	21,320

Schedule of equity risk exposure

	December 31, 2022	December 31, 2021
Fair Value	56,607	49,925
Delta	14.70%	14.70%
Sensitivity	8,321	7,339

Schedule of liquidity coverage ratio

Liquidity Coverage Ratio	December 31, 2022	December 31, 2021
Net cash outflows into 30 days	18,227,019	15,897,163
Liquid Assets	48,059,179	44,198,889
Liquidity coverage ratio **	263.67%	278.03%

*    The minimum level required of the liquidity coverage ratio by the legal norm is 100%.

Schedule of liquid assets held by Banks

Liquid Assets(1)	December 31, 2022	December 31, 2021
High quality liquid assets*
Cash	26,299,990.00	22,641,516
High quality liquid securities	17,739,501	18,258,002
Other Liquid Assets
Other securities**	4,019,688	3,299,371
Total Liquid Assets	48,059,179	44,198,889
(1)	Cash and those liquid assets received by the Central Bank for its operations expansion and monetary contraction are the assets with highest liquidity. Liquid assets are adjusted by a haircut. The following are considered as liquid assets: cash, repos held for trading and investments held for trading in listed shares in Colombia’s stock exchange, in investment funds units or in other trading debt instruments.

*      High-quality liquid assets: cash and shares that are eligible to be reportable or repo operations, in addition to those liquid assets that the Central Bank receives for its monetary expansion and contraction operations described in paragraph 3.1.1 of the Foreign Regulatory Circular DODM-142 of the Bank of the Republic.

**   Other Securities: Securities issued by financial and corporate entities.

Schedule of contractual maturities of financial assets

The tables below set out the remaining contractual maturities of principal and interest balances of the Group’s financial assets:

Contractual maturities of financial assets December 31, 2022

Financial Assets	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Cash and balances with central bank	24,721,168	-	-	-	-
Interbank borrowings - Repurchase agreements	6,354,954	1,369,698	-	-	-
Financial assets investments	5,191,479	10,620,793	4,595,406	2,715,738	3,788,041
Loans and advances to customers	11,980,037	80,781,681	95,394,236	60,072,303	108,373,306
Derivative financial instruments	1,486,797	5,636,620	3,413,710	1,481,485	1,348,645
Total financial assets	49,734,435	98,408,792	103,403,352	64,269,526	113,509,992

Contractual maturities of financial assets December 31, 2021

Financial Assets	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Cash and balances with central bank	23,147,676		-	-	-
Interbank borrowings - Repurchase agreements	1,265,232	1,550,163	16,009	-	-
Financial assets investments	2,831,654	10,096,999	12,045,202	3,367,322	3,776,184
Loans and advances to customers	6,304,124	73,395,571	77,406,800	48,316,830	82,004,125
Derivative financial instruments	1,744,455	5,369,289	2,996,618	1,423,639	1,150,230
Total financial assets	35,293,141	90,412,022	92,464,629	53,107,791	86,930,539

Schedule of contractual maturities of financial liabilities

The tables below set out the remaining contractual maturities of principal and interest balances of the Bank’s financial liabilities:

Contractual maturities of financial liabilities December 31, 2022

Financial Liabilities	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Demand deposit from customers	158,943,073	-	-	-	-
Time deposits from customers	9,814,980	47,401,947	18,441,478	7,318,807	17,384,283
Interbank deposits-Repurchase agreements	921,917	158,179	-	-	-
Borrowings from other financial institutions	1,601,799	12,736,576	10,673,653	4,325,218	2,479,635
Debt securities in issue	807,242	2,117,609	9,501,683	8,220,719	1,472,558
Preferred Shares	62,083	374,780	540,358	136,414	322,982
Derivative financial instruments	1,488,518	5,167,852	2,579,407	1,501,967	1,417,894
Total financial liabilities	173,639,612	67,956,943	41,736,579	21,503,125	23,077,352

Contractual maturities of financial liabilities December 31, 2021

Financial Liabilities	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Demand deposit from customers	147,346,348	-	-	-	-
Time deposits from customers	8,797,853	35,183,211	12,910,755	3,380,419	3,652,367
Interbank deposits-Repurchase agreements	1,336,859	276,950	7,241	-	-
Borrowings from other financial institutions	254,790	8,792,402	4,500,806	2,171,491	1,298,168
Debt securities in issue	137,819	6,576,852	4,843,385	5,802,174	8,725,526
Preferred Shares	-	57,701	115,403	115,403	295,697
Derivative financial instruments	1,222,767	5,724,207	2,898,219	1,714,709	1,857,768
Total financial liabilities	159,096,436	56,611,323	25,275,809	13,184,196	15,829,526

Schedule of contractual maturities of financial guarantees

The tables below set out the remaining contractual maturities of the Group’s financial guarantees

December 31, 2022	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
In millions of COP
Financial guarantees	757,658	6,981,309	3,660,806	134,611	90,530

December 31, 2021	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
In millions of COP
Financial guarantees	620,120	6,667,803	1,513,774	84,273	150,494

Schedule of financial instruments which have yet to transition to alternative benchmark rate

Answer has been given to regulatory entities regarding this transition process to risk-free rates. Bancolombia will continue adapting its processes, methodologies, and systems in order to reach all the requirements in the transition process towards new risk-free rates.Bancolombia expects to conclude this process before the cessation date of discontinuation of LIBOR in June 2023.

December 31, 2021
In millions of COP
USD LIBOR[1]
Assets
Loans	24,077,401
Bonds	954,238
Derivatives	170,402
Total Assets	25,202,041
Liabilities
Loans	4,123,825
Term deposits	11,700
Total Liabilities	4,135,525

[1]Cessation date: USD LIBOR 06/30/23. Portfolio balances and market value of derivative transactions outstanding at December 30, 2021.

December 31, 2022
In millions of COP
USD LIBOR[1]
Assets
Loans	12,448,204
Bonds	693,302
Derivatives	(1,784,991)
Total Assets	11,356,515
Liabilities
Loans	2,209,628
Term deposits	11,458
Total Liabilities	2,221,086

[1]Cessation date: USD LIBOR 06/30/23. Portfolio balances and market value of derivative transactions outstanding at December 31, 2022.

Summary of regulatory capital and capital adequacy ratios

Technical Capital	Asof
	December 31, 2022		December 31, 2021
In millions of COP
Primary capital	40,652,350		34,575,362
Share Capital	480,914		480,914
Additional paid-in capital	4,857,454		4,857,454
Preferred shares	584,204		584,204
Legal reserve	14,534,766		15,403,825
Occasional reserves	3,162,401		1,032,012
Non-controlling interest	908,648		1,691,111
Other comprehensive income	7,749,234		4,860,516
Net income attributable to equity holders of the Parent Company	6,783,490		4,086,795
Retained earnings	1,591,239		1,578,531
Less:	(11,001,874)		(9,061,550)
Prior-year losses	(79,577)		(79,573)
Intangibles assets	(9,836,661)		(8,143,146)
Revaluation property, plant and equipment	(351,871)		(353,205)
Other intangibles	(602,531)		(485,626)
Deferred net income tax	(131,234)		-
Primary capital (Tier I)	29,650,476		25,513,812
Hybrid bonds	6,109,531		5,175,508
Subordinated bonds	794,881		1,557,649
General provisions	12,759		902,737
Computed secondary capital (Tier II)	6,917,171		7,635,894
Less:	(16,136)		(14,599)
Technical capital	36,551,511		33,135,107
Capital Ratios
Primary capital to risk-weighted assets (Tier I)	10.37%	%	11.92%	%
Secondary capital to risk-weighted assets (Tier II)	2.41%	%	3.56%	%
Risk-weighted assets including market risk and operational risk	285,878,639		213,956,057
Technical capital to risk-weighted assets	12.79%	%	15.49%	%

Commercial and financial leases
RISK MANAGEMENT
Summary of portfolio variables

Segment	Incomes/Sales
Corporate	Companies with annual sales >= COP 100,000 M. Banistmo places borrowers with annual sales >= USD 10 M. Banco Agrícola and BAM place borrowers with annual sales >= USD 25 M.
Business	Companies with annual sales > = COP 13,000 M and < COP 100,000 M. For Banco Agricola borrowers with annual sales >= USD 7 MM y < USD 25 MM and BAM, with annual sales >= USD 5 M and < USD 25 M.
Commercial	For BAM, companies with annual sales >= USD 2 M y < USD 5 M.
Business Construction

Constructors who dedicate themselves professionally to the construction of buildings to be sold or rented as their main activity, with annual sales >= COP 20,000 M and <= COP 45,000 M. They must have more than 3 projects executed as previous experience.

Corporate Construction

Constructors who dedicate themselves to the construction of buildings to be sold or rented as their main activity, with annual sales > COP 45,000 M. They must have more than 3 projects executed as previous experience.

SME Construction

Constructors who dedicate themselves professionally to the construction of buildings to be sold or rented as their main activity with annual sales >= COP 380 M and <= COP 20,000 M. They must have more than 3 projects executed as previous experience.

Institutional Financing	Financial sector institutions.
Government	Municipalities, districts, departments with their respective decentralized organizations and entities at the national level with incomes >= COP 20,000 M.
SME

Annual sales < COP 13,000 M, with a classification between small, medium, large and plus except for Banistmo which places borrowers < USD 10 M in annual sales. For Banco Agrícola, borrowers with annual sales < USD 7 M and BAM, borrowers with annual sales < USD 2 M.